Employee Benefit Plan, Description of Plan, Notes Receivable from Participants (Details) - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025 USD ($) yr
EBP, Description of Plan [Line Items]
EBP, Note Receivable from Participant, Account, Minimum Borrowing, Amount | $	$ 1,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount | $	$ 50,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	50.00%
EBP, Note Receivable from Participant, Minimum Term	1
EBP, Note Receivable from Participant, Maximum Term	10
EBP, Loan Proceeds Used to Purchase Primary Residence
EBP, Description of Plan [Line Items]
EBP, Note Receivable from Participant, Maximum Term	15
EBP, Loan Transferred into Plan
EBP, Description of Plan [Line Items]
EBP, Note Receivable from Participant, Maximum Term	15
EBP, Loan Proceeds Used for Federally Declared Natural Disasters | Vested
EBP, Description of Plan [Line Items]
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount | $	$ 100,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	100.00%
Minimum
EBP, Description of Plan [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	4.25%
Maximum
EBP, Description of Plan [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%